Flight Equipment Held for Operating Leases	12 Months Ended
Dec. 31, 2011
Flight Equipment Held for Operating Leases [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

3. FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

As of December 31, 2011, the Company had 109 aircraft held for operating leases. As of December 31, 2010, the Company had 59 aircraft held for operating leases and no aircraft held for sale. On October 14, 2011, the Company completed the acquisition of the GAAM Portfolio consisting of 49 aircraft valued at approximately $1.4 billion (see Note 1). During the year ended December 31, 2011, the Company purchased three additional aircraft for an aggregate purchase price of $102.9 million.

During the year ended December 31, 2011, the Company sold two aircraft and recognized a gain on sale of $9.1 million. In connection with the aircraft sales, the Company repaid debt of $124.8 million.

The Company intends to dispose of two Boeing 737-500 aircraft manufactured in 1992 at the end of their current leases and has recognized an impairment charge of $7.5 million during the year ended December 31, 2011. The aircraft are scheduled to come off-lease in April and May 2012. The Company currently holds $3.1 million in maintenance payment liabilities from the lessee which it will be entitled to keep at lease termination, in addition to future maintenance reserves to be paid by the lessee. The Company has further agreed to accept payment by lessee of approximately $1.0 million for both aircraft at lease termination in lieu of compliance with the lessee’s obligations to meet certain redelivery conditions related to the maintenance of the aircraft. Any residual amounts will be recognized into income at the end of the lease term.

In September 2010, the Company entered into sale-leaseback agreements with flydubai for the purchase of three new aircraft for an aggregate purchase price of approximately $122.4 million. In October 2010, the Company sold its right to purchase one of these aircraft to a third party, earning a net fee of $1.2 million. The Company purchased one aircraft in December 2010 for $41.0 million and purchased the last aircraft in February 2011 for $41.2 million.

Also during the year ended December 31, 2010, the Company sold four aircraft and recognized a gain on sale totaling $13.4 million. A portion of the proceeds received from the aircraft sales was used to repay the debt associated with the aircraft.

Flight equipment held for operating leases consist of the following:

	December 31, 2011	December 31, 2010
	(Dollars in thousands)
Cost	$3,070,820	$1,847,899
Accumulated depreciation	(308,531)	(234,441)

Net flight equipment held for operating leases	$2,762,289	$1,613,458

The Company capitalized $8.0 million of major maintenance expenditures for the year ended December 31, 2011. These amounts have been included in flight equipment held for operating leases. The Company did not capitalize any major maintenance expenditures for the year ended December 31, 2010.

The classification of the net book value of flight equipment held for operating leases and operating lease revenues by geographic region in the tables and discussion below is based on the principal operating location of the aircraft lessee.

The distribution of the net book value of flight equipment held for operating leases by geographic region is as follows:

	December 31, 2011		December 31, 2010
	(Dollars in thousands)
Europe:
United Kingdom	$383,234	14%	$104,661	7%
Germany	190,793	7%	94,247	6%
Spain	115,119	4%	74,943	5%
Other	526,535	19%	453,623	27%

Europe — Total	1,215,681	44%	727,474	45%

Asia and South Pacific:
China	317,082	12%	66,060	4%
India	241,715	9%	210,687	13%
Australia	152,115	6%	—	—
Other	83,838	2%	63,460	4%

Asia and South Pacific — Total	794,750	29%	340,207	21%

North America:
United States	281,991	10%	277,555	17%
Other	36,138	1%	37,626	3%

North America — Total	318,129	11%	315,181	20%

Mexico, South and Central America:
Mexico	178,321	7%	129,537	8%
Other	84,135	3%	—	—

Mexico, South and Central America — Total	262,456	10%	129,537	8%

Middle East and Africa — Total	171,273	6%	74,890	5%
Off-Lease — Total	—	—	26,169	1%

Total flight equipment held for operating leases, net	$2,762,289	100%	$1,613,458	100%

At December 31, 2011, aircraft held for operating leases were on lease to 53 lessees in 29 countries. At December 31, 2010, aircraft held for operating leases were on lease to 34 lessees in 23 countries. The Company had one aircraft that was off-lease at December 31, 2010 which was delivered to a new lessee in March 2011.

The distribution of operating lease revenue by geographic region for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009
	(Dollars in thousands)
Europe:
United Kingdom	$19,444	8%	$9,255	4%	$9,624	5%
Germany	15,560	7%	15,284	7%	17,174	8%
Spain	9,920	4%	8,213	4%	8,213	4%
Other	64,467	28%	72,752	33%	65,574	30%

Europe — Total	109,391	47%	105,504	48%	100,585	47%

Asia and South Pacific:
China	13,620	6%	15,636	7%	16,391	8%
India	22,341	10%	24,430	11%	27,451	13%
Australia	5,392	2%	—	—	—	—
Other	5,896	2%	4,882	2%	3,017	1%

Asia and South Pacific — Total	47,249	20%	44,948	20%	46,859	22%

North America:
United States	39,088	17%	41,725	19%	39,600	19%
Other	3,891	2%	4,932	2%	5,009	2%

North America — Total	42,979	19%	46,657	21%	44,609	21%

Mexico, South and Central America:
Mexico	16,276	7%	18,781	9%	18,292	8%
Other	1,687	1%	—	—	—	—

Mexico, South and Central America — Total	17,963	8%	18,781	9%	18,292	8%

Middle East and Africa — Total	13,134	6%	3,765	2%	3,619	2%

Total Operating Lease Revenue	$230,716	100%	$219,655	100%	$213,964	100%

The Company had no customer that accounted for 10% or more of total operating lease revenue for the years ended December 31, 2011, 2010 and 2009. The Company has two lessees which it has placed on non-accrual status due to concerns about the lessees’ financial condition and only recognizes revenue as cash is received. The Company has six aircraft on lease to these two lessees. During the years ended December 31, 2011, 2010 and 2009, the Company recognized revenue of $10.4 million, $11.0 million and $2.9 million, respectively, from these two lessees.

For the years ended December 31, 2011 and 2010, the Company recognized end of lease revenues totaling $2.9 million and $21.4 million, respectively. The Company did not recognize any end of lease revenues in 2009.

The amortization of lease premiums, net of lease discounts which have been included as a component of operating lease revenue was approximately $1.9 million for the year ended December 31, 2011. The amortization of lease discounts, net of lease premiums, was $0.3 million and $2.0 million for the years ended December 31, 2010 and 2009, respectively.

As of December 31, 2011 and 2010, the weighted average remaining lease term of the Company’s aircraft held for operating leases was 3.6 and 4.6 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2011. For leases that have floating rental rates based on the six-month LIBOR, the future minimum rental payments due assume that the rental payment due as of December 31, 2011 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2012	$350,828
2013	277,007
2014	228,014
2015	168,286
2016	104,958
Thereafter	99,979

Future minimum rental payments under operating leases	$1,229,072

For the years ended December 31, 2011, 2010 and 2009, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $6.9 million, $5.1 million and $4.3 million, respectively. At December 31, 2011, lease incentive amortization for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2012	$7,399
2013	6,133
2014	4,860
2015	4,645
2016	2,875
‘Thereafter	1,994

Future amortization of lease incentives	$27,906

In connection with the early termination of four leases in a prior period, the Company reached a settlement with the guarantor of these leases in February 2009. Pursuant to the terms of the settlement agreement, the Company received a lump-sum payment of $6.3 million at the settlement date, with an additional $5.9 million that was paid in monthly installments through February 2012 with interest at 8.0% per annum. During the years ended December 31, 2011, 2010 and 2009, payments totaling $2.1 million, $2.3 million and $8.3 million, respectively, were received.